CONVERTIBLE SENIOR NOTES (Schedule of future principal payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Aggregate future principal payments for long-term debt, including short-term loans
2017	$ 212,734
2018	13,150
2019	7,450
2020	7,450
2021 and thereafter	342,839
Total	$ 583,623